Income taxes - Tax Credit Carryforwards (Details) $ in Millions	Dec. 31, 2024 USD ($)
Tax Credit Carryforward [Line Items]
Total	$ 91.4
2025
Tax Credit Carryforward [Line Items]
Total	20.8
2026
Tax Credit Carryforward [Line Items]
Total	33.7
2027
Tax Credit Carryforward [Line Items]
Total	9.1
2028
Tax Credit Carryforward [Line Items]
Total	0.3
2029
Tax Credit Carryforward [Line Items]
Total	0.1
Thereafter
Tax Credit Carryforward [Line Items]
Total	$ 27.4